Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Schedule of Non-cash Impairments of Proved and Unproved Property and Equipment
The following table represents non-cash impairments of the carrying value of the Company’s proved and unproved property and equipment for the first quarters of 2016 and 2015:

	Three months ended March 31,
	2016	2015
	(In millions)
Oil and Gas Property:
Proved	$—	$1,912
Unproved	42	168